UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-03651

                           Touchstone Strategic Trust
               (Exact name of registrant as specified in charter)

                            303 Broadway, Suite 1100
                          Cincinnati, Ohio 45202-4203
              (Address of principal executive offices) (Zip code)


                                Jill T. McGruder
                            303 Broadway, Suite 1100
                          Cincinnati, Ohio 45202-4203
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-638-8194

                       Date of fiscal year end: March 31

            Date of reporting period: April 12, 2012 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington,
D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

         Proxy Voting Record for Period April 12, 2012 to June 30, 2012

Touchstone Mid Cap Value Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 AEROPOSTALE, INC.                                                                           Agenda Number:  933629721
--------------------------------------------------------------------------------------------------------------------------
    Security:  007865108                                                             Meeting Type:  Annual
      Ticker:  ARO                                                                   Meeting Date:  13-Jun-2012
        ISIN:  US0078651082
--------------------------------------------------------------------------------------------------------------------------
Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1      DIRECTOR
       RONALD R. BEEGLE                                          Mgmt          For                            For
       ROBERT B. CHAVEZ                                          Mgmt          For                            For
       MICHAEL J. CUNNINGHAM                                     Mgmt          For                            For
       EVELYN DILSAVER                                           Mgmt          For                            For
       JANET E. GROVE                                            Mgmt          For                            For
       JOHN N. HAUGH                                             Mgmt          For                            For
       KARIN HIRTLER-GARVEY                                      Mgmt          For                            For
       JOHN D. HOWARD                                            Mgmt          For                            For
       THOMAS P. JOHNSON                                         Mgmt          For                            For
       ARTHUR RUBINFELD                                          Mgmt          For                            For
       DAVID B. VERMYLEN                                         Mgmt          For                            For

2      TO HOLD AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.       Mgmt          Against                        Against

3      TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF THE     Mgmt          For                            For
       BOARD OF DIRECTORS, OF DELOITTE & TOUCHE LLP AS THE
       COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING FEBRUARY 2, 2013.




--------------------------------------------------------------------------------------------------------------------------
 GAMESTOP CORP.                                                                              Agenda Number:  933631815
--------------------------------------------------------------------------------------------------------------------------
    Security:  36467W109                                                             Meeting Type:  Annual
      Ticker:  GME                                                                   Meeting Date:  19-Jun-2012
        ISIN:  US36467W1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     DIRECTOR
       DANIEL A. DEMATTEO                                        Mgmt          For                            For
       SHANE S. KIM                                              Mgmt          For                            For
       J. PAUL RAINES                                            Mgmt          For                            For
       KATHY VRABECK                                             Mgmt          For                            For

2.     TO VOTE FOR AND APPROVE, ON A NON-BINDING, ADVISORY       Mgmt          For                            For
       BASIS, THE COMPENSATION OF THE NAMED EXECUTIVE
       OFFICERS OF THE COMPANY.

3.     PROPOSAL TO RATIFY THE APPOINTMENT OF BDO USA, LLP AS     Mgmt          For                            For
       THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF
       THE COMPANY FOR THE FISCAL YEAR ENDING FEBRUARY 2,
       2013.




--------------------------------------------------------------------------------------------------------------------------
 SALIX PHARMACEUTICALS, LTD.                                                                 Agenda Number:  933626434
--------------------------------------------------------------------------------------------------------------------------
    Security:  795435106                                                             Meeting Type:  Annual
      Ticker:  SLXP                                                                  Meeting Date:  14-Jun-2012
        ISIN:  US7954351067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     DIRECTOR
       JOHN F. CHAPPELL                                          Mgmt          For                            For
       THOMAS W. D'ALONZO                                        Mgmt          For                            For
       WILLIAM P. KEANE                                          Mgmt          For                            For
       CAROLYN J. LOGAN                                          Mgmt          For                            For
       MARK A. SIRGO                                             Mgmt          For                            For

2.     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG       Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.

3.     APPROVAL OF THE 2011 EXECUTIVE COMPENSATION.              Mgmt          For                            For

4.     AMENDMENT TO OUR 2005 STOCK PLAN TO INCREASE THE          Mgmt          For                            For
       NUMBER OF SHARES RESERVED FOR ISSUANCE UNDER THE PLAN
       BY 3,000,000 TO A TOTAL OF 8,900,000 SHARES.




--------------------------------------------------------------------------------------------------------------------------
 SANDISK CORPORATION                                                                         Agenda Number:  933620571
--------------------------------------------------------------------------------------------------------------------------
    Security:  80004C101                                                             Meeting Type:  Annual
      Ticker:  SNDK                                                                  Meeting Date:  12-Jun-2012
        ISIN:  US80004C1018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1A.    ELECTION OF DIRECTOR: MICHAEL E. MARKS                    Mgmt          No vote

1B.    ELECTION OF DIRECTOR: KEVIN DENUCCIO                      Mgmt          No vote

1C.    ELECTION OF DIRECTOR: IRWIN FEDERMAN                      Mgmt          No vote

1D.    ELECTION OF DIRECTOR: STEVEN J. GOMO                      Mgmt          No vote

1E.    ELECTION OF DIRECTOR: EDDY W. HARTENSTEIN                 Mgmt          No vote

1F.    ELECTION OF DIRECTOR: DR. CHENMING HU                     Mgmt          No vote

1G.    ELECTION OF DIRECTOR: CATHERINE P. LEGO                   Mgmt          No vote

1H.    ELECTION OF DIRECTOR: SANJAY MEHROTRA                     Mgmt          No vote

2.     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE     Mgmt          No vote
       COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 30, 2012.

3.     ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.    Mgmt          No vote



* Management position unknown Touchstone


Small Cap Value Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 COINSTAR, INC.                                                                              Agenda Number:  933626078
--------------------------------------------------------------------------------------------------------------------------
    Security:  19259P300                                                             Meeting Type:  Annual
      Ticker:  CSTR                                                                  Meeting Date:  07-Jun-2012
        ISIN:  US19259P3001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1A.    ELECTION OF DIRECTOR: PAUL D. DAVIS                       Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: NELSON C. CHAN                      Mgmt          For                            For

2.     ADVISORY RESOLUTION TO APPROVE THE COMPENSATION OF THE    Mgmt          For                            For
       COMPANY'S NAMED EXECUTIVE OFFICERS.

3.     RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT             Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 DXP ENTERPRISES, INC.                                                                       Agenda Number:  933630902
--------------------------------------------------------------------------------------------------------------------------
    Security:  233377407                                                             Meeting Type:  Annual
      Ticker:  DXPE                                                                  Meeting Date:  20-Jun-2012
        ISIN:  US2333774071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1      DIRECTOR
       DAVID R. LITTLE                                           Mgmt          For                            For
       CLETUS DAVIS                                              Mgmt          For                            For
       TIMOTHY P. HALTER                                         Mgmt          For                            For
       KENNETH H. MILLER                                         Mgmt          For                            For

2      APPROVE, AS NON-BINDING ADVISORY VOTE, THE                Mgmt          For                            For
       COMPENSATION OF THE NAMED EXECUTIVE OFFICERS

3      APPROVE AMENDMENT TO THE COMPANY'S 2005 RESTRICTED        Mgmt          For                            For
       STOCK PLAN TO INCREASE THE NUMBER OF SHARES AVAILABLE
       FOR ISSUANCE UNDER THE PLAN BY 200,000 SHARES




--------------------------------------------------------------------------------------------------------------------------
 FIRST CASH FINANCIAL SERVICES, INC.                                                         Agenda Number:  933627753
--------------------------------------------------------------------------------------------------------------------------
    Security:  31942D107                                                             Meeting Type:  Annual
      Ticker:  FCFS                                                                  Meeting Date:  12-Jun-2012
        ISIN:  US31942D1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     DIRECTOR
       MR. RICK L. WESSEL                                        Mgmt          For                            For

2.     RATIFICATION OF THE SELECTION OF HEIN & ASSOCIATES LLP    Mgmt          For                            For
       AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       OF THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2012.

3.     APPROVE, BY NON-BINDING VOTE, THE COMPENSATION OF         Mgmt          For                            For
       NAMED EXECUTIVE OFFICERS AS DESCRIBED IN THE PROXY
       STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 G-III APPAREL GROUP, LTD.                                                                   Agenda Number:  933633198
--------------------------------------------------------------------------------------------------------------------------
    Security:  36237H101                                                             Meeting Type:  Annual
      Ticker:  GIII                                                                  Meeting Date:  05-Jun-2012
        ISIN:  US36237H1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     DIRECTOR
       MORRIS GOLDFARB                                           Mgmt          For                            For
       SAMMY AARON                                               Mgmt          For                            For
       THOMAS J. BROSIG                                          Mgmt          For                            For
       ALAN FELLER                                               Mgmt          For                            For
       JEFFREY GOLDFARB                                          Mgmt          For                            For
       CARL KATZ                                                 Mgmt          For                            For
       LAURA POMERANTZ                                           Mgmt          For                            For
       WILLEM VAN BOKHORST                                       Mgmt          For                            For
       CHERYL L. VITALI                                          Mgmt          For                            For
       RICHARD WHITE                                             Mgmt          For                            For

2.     ADVISORY VOTE TO APPROVE THE COMPENSATION OF NAMED        Mgmt          Against                        Against
       EXECUTIVE OFFICERS.

3.     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG       Mgmt          For                            For
       LLP.




--------------------------------------------------------------------------------------------------------------------------
 MOMENTA PHARMACEUTICALS, INC.                                                               Agenda Number:  933624036
--------------------------------------------------------------------------------------------------------------------------
    Security:  60877T100                                                             Meeting Type:  Annual
      Ticker:  MNTA                                                                  Meeting Date:  13-Jun-2012
        ISIN:  US60877T1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     DIRECTOR
       JOHN K. CLARKE                                            Mgmt          No vote
       JAMES R. SULAT                                            Mgmt          No vote
       CRAIG A. WHEELER                                          Mgmt          No vote

2.     TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF THE     Mgmt          No vote
       COMPANY'S BOARD OF DIRECTORS OF ERNST & YOUNG LLP AS
       THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.

3.     TO VOTE ON A NON-BINDING ADVISORY RESOLUTION ON THE       Mgmt          No vote
       COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE
       OFFICERS.




--------------------------------------------------------------------------------------------------------------------------
 THE MEN'S WEARHOUSE, INC.                                                                   Agenda Number:  933621838
--------------------------------------------------------------------------------------------------------------------------
    Security:  587118100                                                             Meeting Type:  Annual
      Ticker:  MW                                                                    Meeting Date:  13-Jun-2012
        ISIN:  US5871181005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     DIRECTOR
       GEORGE ZIMMER                                             Mgmt          No vote
       DAVID H. EDWAB                                            Mgmt          No vote
       DOUGLAS S. EWERT                                          Mgmt          No vote
       RINALDO S. BRUTOCO                                        Mgmt          No vote
       MICHAEL L. RAY, PH.D.                                     Mgmt          No vote
       SHELDON I. STEIN                                          Mgmt          No vote
       DEEPAK CHOPRA, M.D.                                       Mgmt          No vote
       WILLIAM B. SECHREST                                       Mgmt          No vote
       LARRY R. KATZEN                                           Mgmt          No vote
       GRACE NICHOLS                                             Mgmt          No vote

2.     TO APPROVE, ON AN ADVISORY BASIS, THE COMPANY'S           Mgmt          No vote
       EXECUTIVE COMPENSATION.

3.     TO RATIFY THE APPOINTMENT OF THE FIRM OF DELOITTE &       Mgmt          No vote
       TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR FISCAL 2012.



* Management position unknown



TST Balanced Allocation Fund
--------------------------------------------------------------------------------
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

TST Capital Growth Fund
--------------------------------------------------------------------------------
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

TST Conservative Allocation Fund
--------------------------------------------------------------------------------
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

TST Dynamic Equity Fund
--------------------------------------------------------------------------------
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

TST Flexible Income Fund
--------------------------------------------------------------------------------
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

TST Focused Fund
--------------------------------------------------------------------------------
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

TST Growth Allocation Fund
--------------------------------------------------------------------------------
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

TST International Small Cap Fund
--------------------------------------------------------------------------------
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

TST International Value Fund
--------------------------------------------------------------------------------
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

TST Moderate Growth Allocation Fund
--------------------------------------------------------------------------------
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

TST Small Cap Growth Fund
--------------------------------------------------------------------------------
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

TST Small Company Value Fund
--------------------------------------------------------------------------------
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

TST Value Fund
--------------------------------------------------------------------------------
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Registrant                       Touchstone Strategic Trust



By (Signature and Title)*        /s/ Jill T. McGruder
                                 -----------------------------------------------
                                 Jill T. McGruder, President
                                 (Principal Executive Officer)


Date                             October 30, 2013
                                 -----------------------------------------------



*Print the name and title of each signing officer under his or her signature.